Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	€ 2,163	€ 1,960	€ 1,901
Fair value items	45	(912)	(710)
Realized gains / (losses) on investments	408	334	338
Impairment charges	(71)	(112)	(91)
Impairment reversals	32	58	119
Other income / (charges)	(72)	(771)	(2,159)
Run-off businesses	30	54	88
Income / (loss) before tax	2,534	610	(514)
Income tax (expense) / benefit	(65)	(172)	83
Net income / (loss)	2,469	438	(431)
Revenues
Life insurance gross premiums	19,952	20,400	19,583
Accident and health insurance	2,511	2,609	2,703
General insurance	363	444	640
Total gross premiums	22,826	23,453	22,925
Investment income	7,338	7,788	8,525
Fee and commission income	2,802	2,408	2,438
Other revenues	7	7	14
Total revenues	32,973	33,655	33,902
Asset management [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax		149	170
Realized gains / (losses) on investments		3	3
Impairment charges		(5)
Other income / (charges)		(2)	(1)
Income / (loss) before tax		145	172
Income tax (expense) / benefit		(48)	(50)
Net income / (loss)		97	121
Inter-segment underlying earnings		234	264
Revenues
Investment income		3	7
Fee and commission income		632	650
Other revenues		1
Total revenues		636	657
Inter-segment revenues		243	261
Holding and other activities [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax		(162)	(163)
Fair value items		(74)	(68)
Impairment charges		(7)
Other income / (charges)		(6)
Income / (loss) before tax		(249)	(230)
Income tax (expense) / benefit		65	71
Net income / (loss)		(183)	(159)
Inter-segment underlying earnings		84	10
Revenues
Life insurance gross premiums		6	4
Accident and health insurance		(4)	6
General insurance		5	2
Total gross premiums		7	13
Investment income		406	392
Other revenues		3	7
Total revenues		416	412
Inter-segment revenues		409	399
Segment total [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	2,103	1,913	1,867
Fair value items	142	(840)	(651)
Realized gains / (losses) on investments	413	340	346
Impairment charges	(71)	(113)	(70)
Impairment reversals	32	58	119
Other income / (charges)	(68)	(771)	(2,180)
Run-off businesses	30	54	88
Income / (loss) before tax	2,579	641	(482)
Income tax (expense) / benefit	(110)	(203)	51
Net income / (loss)	2,469	438	(431)
Revenues
Life insurance gross premiums	20,498	20,898	20,013
Accident and health insurance	2,531	2,624	2,717
General insurance	466	536	720
Total gross premiums	23,496	24,058	23,450
Investment income	7,396	7,841	8,576
Fee and commission income	2,991	2,596	2,633
Other revenues	13	11	19
Total revenues	33,895	34,507	34,677
Geographical Consolidation [member] | Americas [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	1,381	1,249	1,278
Fair value items	170	(521)	(691)
Realized gains / (losses) on investments	157	(13)	(74)
Impairment charges	(38)	(72)	(43)
Impairment reversals	22	42	114
Other income / (charges)	(353)	(100)	(913)
Run-off businesses	30	54	88
Income / (loss) before tax	1,369	638	(241)
Income tax (expense) / benefit	198	(80)	6
Net income / (loss)	1,567	559	(235)
Inter-segment underlying earnings	(78)	(194)	(220)
Revenues
Life insurance gross premiums	7,437	7,363	7,046
Accident and health insurance	2,115	2,204	2,266
Total gross premiums	9,553	9,567	9,312
Investment income	3,368	3,717	3,680
Fee and commission income	1,919	1,651	1,704
Other revenues	5	4	9
Total revenues	14,844	14,940	14,705
Inter-segment revenues			24
Geographical Consolidation [member] | The Netherlands [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	520	534	537
Fair value items	30	(228)	126
Realized gains / (losses) on investments	184	189	306
Impairment charges	(27)	(29)	(25)
Impairment reversals	10	17	5
Other income / (charges)	296	44	27
Income / (loss) before tax	1,013	526	977
Income tax (expense) / benefit	(196)	(109)	(223)
Net income / (loss)	818	418	753
Inter-segment underlying earnings	(111)	(95)	(55)
Revenues
Life insurance gross premiums	1,857	2,015	2,240
Accident and health insurance	203	210	234
General insurance	148	266	473
Total gross premiums	2,208	2,491	2,947
Investment income	2,172	2,135	2,277
Fee and commission income	326	350	351
Total revenues	4,706	4,976	5,575
Inter-segment revenues	(1)	3	2
Geographical Consolidation [member] | United Kingdom [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	116	59	(27)
Fair value items	(82)	(7)	(25)
Realized gains / (losses) on investments	62	153	103
Other income / (charges)	40	(678)	(1,247)
Income / (loss) before tax	137	(474)	(1,196)
Income tax (expense) / benefit	(56)	18	268
Net income / (loss)	81	(456)	(928)
Inter-segment underlying earnings	(87)	(87)	(63)
Revenues
Life insurance gross premiums	9,603	9,888	8,465
Accident and health insurance	32	36	47
Total gross premiums	9,635	9,924	8,512
Investment income	1,517	1,661	2,331
Fee and commission income	235	95	98
Total revenues	11,387	11,680	10,941
Geographical Consolidation [member] | Central & Eastern Europe [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	67	55	37
Realized gains / (losses) on investments	1		2
Impairment charges	(2)	1	(2)
Other income / (charges)		(23)	(2)
Income / (loss) before tax	66	34	35
Income tax (expense) / benefit	(9)	(15)	(11)
Net income / (loss)	57	19	24
Inter-segment underlying earnings	(11)	(14)	(14)
Revenues
Life insurance gross premiums	411	399	477
Accident and health insurance	1	1	1
General insurance	216	179	164
Total gross premiums	628	578	642
Investment income	49	45	45
Fee and commission income	43	36	39
Total revenues	720	659	726
Geographical Consolidation [member] | Spain & Portugal [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	4	8	12
Fair value items		(1)
Realized gains / (losses) on investments		(1)
Other income / (charges)			17
Income / (loss) before tax	4	6	29
Income tax (expense) / benefit	(6)	(8)	(7)
Net income / (loss)	(2)	(2)	22
Inter-segment underlying earnings	(1)	(1)
Revenues
Life insurance gross premiums	208	191	174
Accident and health insurance	83	73	64
General insurance	103	92	80
Total gross premiums	394	355	317
Investment income	37	45	41
Fee and commission income	17	14	13
Other revenues	3	2	2
Total revenues	450	416	373
Geographical Consolidation [member] | Asia [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	49	21	20
Fair value items		(9)	7
Realized gains / (losses) on investments	4	8	7
Impairment charges	(1)	(1)
Other income / (charges)	(19)	(5)	(61)
Income / (loss) before tax	33	14	(27)
Income tax (expense) / benefit	(28)	(27)	(3)
Net income / (loss)	5	(13)	(30)
Inter-segment underlying earnings	(1)	74	77
Revenues
Life insurance gross premiums	983	1,121	1,713
Accident and health insurance	97	104	105
Total gross premiums	1,080	1,225	1,819
Investment income	246	232	194
Fee and commission income	63	61	62
Other revenues	1
Total revenues	1,390	1,517	2,076
Inter-segment revenues	3	79	101
Geographical Consolidation [member] | Asset management [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	136
Realized gains / (losses) on investments	3
Other income / (charges)	(49)
Income / (loss) before tax	90
Income tax (expense) / benefit	(42)
Net income / (loss)	48
Inter-segment underlying earnings	214
Revenues
Investment income	4
Fee and commission income	609
Total revenues	613
Inter-segment revenues	222
Eliminations [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax			2
Impairment charges		1
Impairment reversals		(1)
Income / (loss) before tax			2
Net income / (loss)			2
Revenues
Life insurance gross premiums	(9)	(84)	(106)
Accident and health insurance			(6)
General insurance	(1)	(5)
Total gross premiums	(10)	(89)	(112)
Investment income	(291)	(403)	(391)
Fee and commission income	(221)	(242)	(284)
Total revenues	(522)	(734)	(787)
Eliminations [member] | Holding and other activities [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	(170)
Fair value items	24
Impairment charges	(3)
Other income / (charges)	16
Income / (loss) before tax	(134)
Income tax (expense) / benefit	29
Net income / (loss)	(105)
Inter-segment underlying earnings	73
Revenues
Life insurance gross premiums	7
General insurance	1
Total gross premiums	8
Investment income	295
Other revenues	4
Total revenues	308
Inter-segment revenues	298
Joint ventures and associates eliminations [member]
Summary of underlying earnings per segment [line items]
Underlying earnings before tax	61	48	34
Fair value items	(97)	(72)	(59)
Realized gains / (losses) on investments	(5)	(6)	(8)
Impairment charges			(21)
Other income / (charges)	(4)		21
Income / (loss) before tax	(44)	(31)	(33)
Income tax (expense) / benefit	44	31	33
Revenues
Life insurance gross premiums	(546)	(498)	(431)
Accident and health insurance	(20)	(15)	(14)
General insurance	(103)	(92)	(80)
Total gross premiums	(670)	(606)	(524)
Investment income	(58)	(54)	(51)
Fee and commission income	(189)	(188)	(195)
Other revenues	(5)	(4)	(5)
Total revenues	€ (922)	€ (852)	€ (775)